Note 16 - Earnings (Loss) Per Share - Basic and Diluted Earnings (Loss) Per Share (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income (loss)	$ 6,127	$ (5,039)	$ 2,088
Weighted average shares outstanding (in thousands) – basic (in shares)	1,348,899	1,316,032	1,300,795
Effect of dilutive securities:
Options and RSUs (in thousands) (in shares)	87,309		30,027
Weighted average shares outstanding (in thousands) – diluted (in shares)	1,436,208	1,316,032	1,330,822
EARNINGS (LOSS) PER SHARE (note 16)
Basic (in dollars per share)
Diluted (in dollars per share)